Condensed Consolidated Statements of Income (Unaudited) - JPY (¥) shares in Thousands, ¥ in Millions		6 Months Ended
		Sep. 30, 2016	Sep. 30, 2015
Interest income:
Loans, including fees		¥ 997,030	¥ 1,020,156
Deposits in other banks		36,982	37,886
Investment securities		187,835	201,240
Trading account assets		212,587	196,241
Call loans, funds sold, and receivables under resale agreements and securities borrowing transactions		31,224	28,759
Total		1,465,658	1,484,282
Interest expense:
Deposits		165,897	170,578
Call money, funds purchased, and payables under repurchase agreements and securities lending transactions		31,379	20,632
Due to trust account, other short-term borrowings, and trading account liabilities		27,338	25,843
Long-term debt		135,631	136,630
Total		360,245	353,683
Net interest income		1,105,413	1,130,599
Credit for credit losses		58,681	7,204
Net interest income after credit for credit losses		1,164,094	1,137,803
Non-interest income:
Fees and commissions income		687,853	729,900
Foreign exchange gains (losses)-net		(20,704)	41,615
Trading account profits (losses)-net		284,845	(284,774)
Investment securities gains-net	[1]	127,028	119,808
Equity in earnings of equity method investees-net		128,468	114,252
Other non-interest income		44,292	35,274
Total		1,251,782	756,075
Non-interest expense:
Salaries and employee benefits		555,671	574,221
Occupancy expenses-net		90,369	87,773
Fees and commissions expenses		133,243	139,501
Outsourcing expenses, including data processing		123,961	120,996
Depreciation of premises and equipment		47,861	46,237
Amortization of intangible assets		112,576	116,244
Impairment of intangible assets		968	213
Insurance premiums, including deposit insurance		45,936	45,774
Communications		27,843	28,955
Taxes and public charges		45,031	43,804
Other non-interest expenses		226,629	179,967
Total		1,410,088	1,383,685
Income before income tax expense		1,005,788	510,193
Income tax expense		252,472	97,073
Net income before attribution of noncontrolling interests		753,316	413,120
Net income attributable to noncontrolling interests		2,433	31,813
Net income attributable to Mitsubishi UFJ Financial Group		¥ 750,883	¥ 381,307
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group
Basic earnings per common share-Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group		¥ 55.00	¥ 27.34
Diluted earnings per common share-Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group		54.84	27.19
Cash dividend per common share		¥ 9.00	¥ 9.00
Weighted average common shares outstanding		13,652,274	13,947,620
Weighted average diluted common shares outstanding		13,667,331	13,965,264

[1]	The following credit losses are included in Investment securities gains-net: Decline in fair value by ¥1,211 million and ¥44 million; Other comprehensive income-net by ¥12 million and ¥13 million; Total credit losses by ¥1,223 million and ¥57 million, for the six months ended September 30, 2015 and 2016, respectively.